Document and Entity Information	3 Months Ended
	Jun. 30, 2011	Sep. 14, 2011
Document And Entity Information
Entity Registrant Name	Massive Dynamics, Inc.
Entity Central Index Key	0001519534
Document Type	S-1
Document Period End Date	Jun. 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		5,000,000
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2011